Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Of Financial Condition [Abstract]
Investments in U.S. Treasury notes, amortized cost	$ 20,474,790	$ 35,145,431
Cash denominated in foreign currencies, cost	5,579,987	8,417,006
INVESTMENTS IN U.S. TREASURY NOTES, amortized cost	117,981,296	115,357,357
Cash denominated in foreign currencies, cost	$ 84,933	$ 0